Note 18 - Revenues - Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues	$ 60,222	$ 66,088	$ 41,048
Time Charter Contracts [Member]
Revenues	60,222	61,695	39,442
Time Charter - Related Parties [Member]
Revenues	0	1,311	1,606
Voyage Charter [Member]
Revenues	$ 0	$ 3,082	$ 0